Leases - Supplemental Lease Information (Details)	Dec. 31, 2025	Dec. 31, 2024
Weighted average remaining lease term (years)
Operating leases	7 years	7 years
Finance leases	30 years	31 years
Weighted average discount rate (%)
Operating leases	4.80%	4.60%
Finance leases	5.10%	5.00%